Organization and Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business

Note 1. Organization and Description of Business

Organization

Sidus Space Inc. (“Sidus”, “we”, “us” or the “Company”), was formed as Craig Technologies Aerospace Solutions, LLC, in the state of Florida, on July 17, 2012. On April 16, 2021, the Company filed a Certificate of Conversion to register and incorporate with the state of Delaware and on August 13, 2021, changed the company name to Sidus Space, Inc.

Description of Business

The Company is a vertically integrated provider of Space-as-a-Service solutions including end-to-end satellite support. The company combines mission critical hardware manufacturing; multi-disciplinary engineering services; satellite design, manufacture, launch planning, mission operations and in-orbit support; and space-based data collection with a vision to enable space flight heritage status for new technologies and deliver data and predictive analytics to both domestic and global customers. We have over ten (10) years of commercial, military and government manufacturing experience combined with space qualification experience, existing customers and pipeline, and International Space Station (ISS) heritage hardware. We support Commercial Space, Aerospace, Defense, Underwater Marine and other commercial and government customers.

In addition, Sidus Space is building a multi-mission satellite constellation using our hybrid 3D printed multipurpose satellite to provide continuous, near real-time Earth Observation and Internet-of-Things (IOT) data for the global space economy. Sidus Space has designed and is manufacturing LizzieSat (LS) for its LEO satellite constellation operating in diverse orbits (28°-98° inclination, 300-650km altitude) as approved by the International Telecommunication Union (ITU) in February 2021. LS is expected to begin operations in 2023. Initial launches are planned via NASA CRS2 program agreement and launch service rideshare contracts. Each LS is 100kg with 20kg dedicated to payloads including remote sensing instruments. Payloads (Sidus or customer owned) can collect data over multiple Earth based locations, record it onboard, and downlink via ground passes to Sidus Mission Control Center (MCC) in Merritt Island, FL.

Leveraging our existing manufacturing operations, flight hardware manufacturing experience and commercial off the shelf subsystem hardware, we believe we can deliver customer sensors to orbit in months, rather than years. In addition, we intend on delivering high-impact data for insights on aviation, maritime, weather, space services, earth intelligence and observation, financial technology (Fintech) and the Internet of Things. While our business has historically been centered on the design and manufacture of space hardware, our expansion into manufacture of spacecraft as well as on-orbit constellation management services and space data applications has led us to innovating in the area of space data applications. We continue to patent our products including our satellites, external platforms and other innovations. Sidus offerings include a broad area of market sub-segments, such as:

●	Satellite operators
●	Value-added services
●	Subsystems and components
●	Satellite manufacturer
●	Access to space through the ISS and commercial launch provider partnership

Each of these areas and initiatives addresses a critical component of our cradle-to-grave solution and value proposition for the space economy as a Space-as-a-Service company.

Note 1. Organization and Description of Business

Organization

Sidus Space Inc. (“Sidus”, “we”, “us” or the “Company”), was formed as Craig Technologies Aerospace Solutions, LLC, in the state of Florida, on July 17, 2012. On April 16, 2021, the Company filed a Certificate of Conversion to register and incorporate with the state of Delaware and on August 13, 2021 changed the company name to Sidus Space, Inc.

Description of Business

The Company is a Space-as-a-Service company focused on commercial satellite design, manufacture, launch, and data collection with a vision to enable space flight heritage status for new technologies and deliver data and predictive analytics to both domestic and global customers. We have nine (9) years of commercial, military and government manufacturing experience combined with space qualification experience, existing customers and pipeline, and International Space Station (ISS) heritage hardware. We support Commercial Space, Aerospace, Defense, Underwater Marine and other commercial and government customers. Our services include Multidisciplinary Design Engineering, Precision CNC Machining and Fabrication, Swiss Screw Machining, American Welding Society (AWS) Certified Welding and Fabrication, Electrical and Electronic Assemblies, Wire Cable harness Fabrication, 3D Composite and Metal Printing, Satellite Manufacturing, Satellite Payload Integration and Operations Support, Satellite Deployment and Microgravity testing and Research. We are building an all-inclusive space-as-a-service platform for the global space economy. Carol Craig, the founder and CEO of Sidus, has also built her namesake firm Craig Technologies into a multi-million dollar revenues aerospace and defense contracting company recognized throughout the U.S. government and commercial space industries, backed with proven experience in catalyzing the design, development, and commercialization of new and innovative space technologies and services through aerospace and defense partnerships and collaborations. We are developing and plan to launch 100 kg (220-pound) satellites with available space to rapidly integrate customer sensors and technologies. By developing a plug-and-play operating system for space, we believe we can deliver customer sensors to orbit in months, rather than years. In addition, we intend on delivering high-impact data for insights on aviation, maritime, weather, space services, earth intelligence and observation, financial technology (Fintech) and the Internet of Things. While our business has historically been centered on the design and manufacture of space hardware, our expansion into manufacture of spacecraft as well as on-orbit constellation management services and space data applications has led us to innovating in the area of space data applications. Each of these areas and initiatives addresses a critical component of our cradle-to-grave solution and value proposition for the space economy as a Space-as-a-Service company.